Income Taxes - Tables 3 & 4 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components of Deferred Tax Assets [Abstract]
Net Operating Loss Carryforwards	$ 540.5	$ 628.8
Property, net	49.8	49.1
Insurance Reserve	36.1	37.6
Stock-based compensation	22.7	19.9
Allowance for doubtful accounts	12.7	12.6
Alternative minimum tax	13.4	13.4
Carrying value of partnerships	10.4	15.6
Other accruals	16.1	21.9
Capital losses	4.1	11.8
Intangibles	0	9.6
Total deferred income tax assets	705.8	820.3
Less: Valuation allowance	(50.3)	(112.7)
Net deferred income tax assets	655.5	707.6
Components of Deferred Tax Liabilities [Abstract]
Intangibles	(20.5)	0
Other	(0.3)	(0.2)
Total deferred income tax liabilities	(20.8)	(0.2)
Net deferred income tax assets (liabilities)	634.7	707.4
Less: Current deferred tax assets	26.6	28.1
Noncurrent deferred tax assets (liabilities)	608.1	679.3
Gross Unrecognized Income Tax Benefits
Gross unrecognized income tax benefits, Beginning Balance	12.6	50.9	61.1
Gross amount of increases in unrecognized tax benefits related to prior periods	19.8	96.1	0.1
Gross amount of decreases in unrecognized tax benefits related to prior periods	(3.0)	(37.5)
Increases in unrecognized tax benefits relating to settlements with taxing authorities			2.7
Decreases in unrecognized tax benefits relating to settlements with taxing authorities	(20.2)	(93.0)	(8.5)
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(3.2)	(3.9)	(4.5)
Gross unrecognized income tax benefits, Ending Balance	6.0	12.6	50.9
Unrecognized Tax Benefits, Accrued Interest and Penalties
Unrecognized Tax Benefits, Accrued interest and penalties, Beginning Balance	1.1	1.9	2.9
Gross amount of increases in unrecognized tax benefits related to prior periods	0	0.1	0.1
Gross amount of decreases in unrecognized tax benefits related to prior periods	0	0
Increases in unrecognized tax benefits relating to settlements with taxing authorities			0
Decreases in unrecognized tax benefits relating to settlements with taxing authorities	0	0	0
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(1.0)	(0.9)	(1.1)
Unrecognized Tax Benefits, Accrued interest and penalties, Ending Balance	$ 0.1	$ 1.1	$ 1.9